Segment and Customer Concentration Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Operating Results and Reconciliations to the Consolidated Balances
The accounting policies of the operating segments are the same as those described in Note 2. Segment operating results and reconciliations to the Company’s consolidated balances are as follows (in thousands):

Three Months Ended March 31, 2021
	Autonomy Solutions	Component Sales	Total reportable segments	Eliminations (1)	Total Consolidated
Revenue:
Revenues from external customers	$4,336	$977	$5,313	$—	$5,313
Revenues from internal customer	1,275	1,142	2,417	(2,417)	—
Total Revenue	$5,611	$2,119	$7,730	$(2,417)	$5,313
Depreciation and amortization	$638	$20	$658	$(1)	$657
Operating loss	(28,868)	(237)	(29,105)	(139)	(29,244)
Other significant items:
Segment assets	650,211	3,708	653,919	(2,705)	651,214
Inventories, net	3,245	38	3,283	—	3,283

Three Months Ended March 31, 2020
	Autonomy Solutions	Component Sales	Total reportable segments	Eliminations (1)	Total Consolidated
Revenue:
Revenues from external customers	$3,297	$575	$3,872	$—	$3,872
Revenues from internal customer	—	842	842	(842)	—
Total Revenue	$3,297	$1,417	$4,714	$(842)	$3,872
Depreciation and amortization	$591	$37	$628	$—	$628
Operating income (loss)	(14,946)	111	(14,835)	—	(14,835)
Other significant items:
Segment assets	36,068	2,515	38,583	(3,085)	35,498
Inventories, net	6,168	—	6,168	—	6,168
(1) Represent the eliminations of all intercompany balances and transactions during the period presented.

The accounting policies of the operating segments are the same as those described in Note 2. Segment operating results and reconciliations to the Company’s consolidated balances are as follows (in thousands):

Year ended December 31, 2020
	Autonomy Solutions	Component Sales	Total reportable segments	Eliminations (1)	Total Consolidated
Revenue:
Revenues from external customers	$11,387	$2,564	$13,951	$—	$13,951
Revenues from internal customer	1,516	3,248	4,764	(4,764)	—
Total Revenue	$12,903	$5,812	$18,715	$(4,764)	$13,951
Depreciation and amortization	$2,395	$128	$2,523	$(6)	$2,517
Operating gain (loss)	(86,661)	(316)	(86,977)	102	(86,875)
Other significant items:
Segment assets	511,676	2,975	514,651	(4,300)	510,351
Inventories, net	3,604	9	3,613	—	3,613

Year ended December 31, 2019
	Autonomy Solutions	Component Sales	Total reportable segments	Eliminations (1)	Total Consolidated
Revenue:
Revenues from external customers	$9,666	$2,936	$12,602	$—	$12,602
Revenues from internal customer	—	2,949	2,949	(2,949)	—
Total Revenue	$9,666	$5,885	$15,551	$(2,949)	$12,602
Depreciation and amortization	$2,135	$181	$2,316	$—	$2,316
Operating gain (loss)	(62,874)	259	(62,615)	—	(62,615)
Other significant items:
Segment assets	52,171	2,218	54,389	(2,525)	51,864
Inventories, net	4,002	—	4,002	—	4,002
________________
(1) Represent the eliminations of all intercompany balances and transactions during the period presented.